Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Parenthetical) (Detail) $ in Thousands, ₱ in Millions	Dec. 31, 2024 PHP (₱)	Sep. 10, 2024 USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Short-term investments | ₱	₱ 136		₱ 391
Credit Suisse [Member]
Disclosure of detailed information about financial instruments [Line Items]
Withdrew from supply chain					$ 6,600
Fair value of short-term investments					3,400
Julius Baer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Withdrew from supply chain		$ 5,000
Fair value of short-term investments				$ 4,850
Short-term investments		$ 54			$ 5,000